Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the IASB and Published Standards Effective from 2024 - Schedule of Evaluated All New and Revised IFRSs, Already Issued and Not Yet Effective (Details) - IFRS 18 - Presentation and Disclosures in Financial Statements [Member]
12 Months Ended
Dec. 31, 2024
Schedule of Evaluated All New and Revised IFRSs, Already Issued and Not Yet Effective [Line Items]
Description	IFRS 18 replaces IAS 1 – Presentation of Financial Statements, carrying forward many of the requirements in IAS 1 and unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 – Financial Instruments: Disclosures. Furthermore, the IASB has made minor amendments to IAS 7 – Statement of Cash Flows and IAS 33 – Earnings Per Share, and introduced new requirements to: ● present specific categories and defined subtotals in the statement of operations; ● provide disclosures on management-defined performance measures (“MPMs) in the notes to the financial statements; and ● improve aggregation and disaggregation of information.
Effective for annual periods beginning on or after	Jan. 01, 2027